LEASE - Maturity analysis (Details) $ in Millions	Dec. 31, 2019 COP ($)
Disclosure Of Quantitative Information About Liabilities For Leased Assets [Line Items]
Lease liabilities	$ 1,831,585
Buildings
Disclosure Of Quantitative Information About Liabilities For Leased Assets [Line Items]
Lease liabilities	1,787,219
Technological equipment
Disclosure Of Quantitative Information About Liabilities For Leased Assets [Line Items]
Lease liabilities	40,501
Vehicles
Disclosure Of Quantitative Information About Liabilities For Leased Assets [Line Items]
Lease liabilities	1,144
Furniture and fixtures
Disclosure Of Quantitative Information About Liabilities For Leased Assets [Line Items]
Lease liabilities	2,721
2020
Disclosure Of Quantitative Information About Liabilities For Leased Assets [Line Items]
Lease liabilities	12,765
2020 | Buildings
Disclosure Of Quantitative Information About Liabilities For Leased Assets [Line Items]
Lease liabilities	6,255
2020 | Technological equipment
Disclosure Of Quantitative Information About Liabilities For Leased Assets [Line Items]
Lease liabilities	6,510
Between 1 and 3 years
Disclosure Of Quantitative Information About Liabilities For Leased Assets [Line Items]
Lease liabilities	28,301
Between 1 and 3 years | Buildings
Disclosure Of Quantitative Information About Liabilities For Leased Assets [Line Items]
Lease liabilities	22,036
Between 1 and 3 years | Technological equipment
Disclosure Of Quantitative Information About Liabilities For Leased Assets [Line Items]
Lease liabilities	3,956
Between 1 and 3 years | Vehicles
Disclosure Of Quantitative Information About Liabilities For Leased Assets [Line Items]
Lease liabilities	986
Between 1 and 3 years | Furniture and fixtures
Disclosure Of Quantitative Information About Liabilities For Leased Assets [Line Items]
Lease liabilities	1,323
Between 3 and 5 years
Disclosure Of Quantitative Information About Liabilities For Leased Assets [Line Items]
Lease liabilities	90,151
Between 3 and 5 years | Buildings
Disclosure Of Quantitative Information About Liabilities For Leased Assets [Line Items]
Lease liabilities	73,252
Between 3 and 5 years | Technological equipment
Disclosure Of Quantitative Information About Liabilities For Leased Assets [Line Items]
Lease liabilities	15,343
Between 3 and 5 years | Vehicles
Disclosure Of Quantitative Information About Liabilities For Leased Assets [Line Items]
Lease liabilities	158
Between 3 and 5 years | Furniture and fixtures
Disclosure Of Quantitative Information About Liabilities For Leased Assets [Line Items]
Lease liabilities	1,398
Greater than 5 years
Disclosure Of Quantitative Information About Liabilities For Leased Assets [Line Items]
Lease liabilities	1,700,368
Greater than 5 years | Buildings
Disclosure Of Quantitative Information About Liabilities For Leased Assets [Line Items]
Lease liabilities	1,685,676
Greater than 5 years | Technological equipment
Disclosure Of Quantitative Information About Liabilities For Leased Assets [Line Items]
Lease liabilities	$ 14,692